GROSS SALES ROYALTY PAYABLE (Details Narrative)			3 Months Ended		12 Months Ended	24 Months Ended
	Jun. 01, 2017 USD ($)	Jun. 15, 2015 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense			$ 329,888	$ 215,632
Payment for royalties			1,000,000		$ 1,000,000
Revenues			538,427	538,427
Royalty percentage		2.40%
Gross sales royalty payable			$ 1,000,000		$ 1,000,000
Aggregate purchase installment percentage.			75
Purchaser amount			$ 750,000
Aggregate installment amount			22,500,000
Interest expense			$ 96,509	$ 0
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage			30.00%
Royalty rate percentage			2.40%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage			20.00%
Royalty rate percentage			0.60%
Royalty Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense		$ 1,000,000
Prepaid royalties		$ 1,000,000
Payment for royalties						$ 20,833
Royalty percentage	2.40%	3.60%
Royalty Purchase Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for royalties	$ 20,833
Royalty Purchase Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000
Revenues percentage	3.60%
Royalty Purchase Agreement One [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000
Royalty Purchase Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,200,000
Revenues percentage	1.30%
Royalty Purchase Agreement Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 220,060
Royalty Purchase Agreement Three [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,200,000
DMAC Acquisition [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser amount			$ 2,844,444
DMAC Acquisition Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage		0.60%